Common Shares - Dividends (Details) - $ / shares	Jan. 26, 2020	Oct. 09, 2019	Dec. 14, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Dividends declared per share	$ 0.0425	$ 0.04	$ 0.04